FAIR VALUE OF FINANCIAL INSTRUMENTS- Significant inputs (Details) - Aldel Financial Inc.	Sep. 30, 2021
Private Unit Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	11.50
Private Unit Warrants | Common stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	10.09
Private Unit Warrants | Volatility, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	5
Private Unit Warrants | Volatility, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	30
Private Unit Warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	90
Private Unit Warrants | Expected term of the warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	5.53
Private Unit Warrants | Risk-free rate, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0.05
Private Unit Warrants | Risk-free rate, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0.98
Private Unit Warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0
Private Unit Warrants | Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	15
OTM warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	15.00
OTM warrants | Common stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	10.09
OTM warrants | Volatility, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	5
OTM warrants | Volatility, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	30
OTM warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	90
OTM warrants | Expected term of the warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	10.54
OTM warrants | Risk-free rate, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0.05
OTM warrants | Risk-free rate, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	1.52
OTM warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0
OTM warrants | Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	15
Underwriter Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	11.50
Underwriter Warrants | Common stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	10.09
Underwriter Warrants | Volatility, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	5
Underwriter Warrants | Volatility, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	30
Underwriter Warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	90
Underwriter Warrants | Expected term of the warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	5.53
Underwriter Warrants | Risk-free rate, pre merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0.05
Underwriter Warrants | Risk-free rate, post merger
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0.98
Underwriter Warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	0
Underwriter Warrants | Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant, measurement input	15